Effects of Foreign Currency Options Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Exchange Option, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Foreign Exchange Option
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in other comprehensive income (loss) - effective portion					$ (19,428)	$ (14,583)	$ (1,125)
Gain (loss) recognized in other comprehensive loss - effective portion	1,179	(2,813)	(3,174)	(19,848)
Gain (loss) recognized in other income (expense) - ineffective portion	13	(134)	(307)	(484)	(864)	(239)	20
Effect of derivative on consolidated financial statements					(20,292)	(14,822)	(1,105)
Amount reclassified from accumulated comprehensive income (loss) into depreciation and amortization expense	$ 177		$ 294